Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Indefinite Life Intangible Assets	The indefinite life intangible assets are summarized below.
	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Cost as at January 1, 2022	$606,945	$17,000	$64,392	$688,337
Impact of foreign exchange	2,797	—	4,673	7,470
Cost as at December 31, 2022	609,742	17,000	69,065	695,807
Additions	—	—	16,416	16,416
Impact of foreign exchange	(949)	—	(1,585)	(2,534)
Cost as at December 31, 2023	$608,793	$17,000	$83,896	$709,689
Accumulated impairment as at January 1, 2022	$(1,100)	$—	$—	$(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2022	(1,100)	—	—	(1,100)
Impairment	(65,953)	—	—	(65,953)
Impact of foreign exchange	173	—	—	173
Accumulated impairment as at December 31, 2023	$(66,880)	$—	$—	$(66,880)
Net carrying values
As at December 31, 2022	$608,642	$17,000	$69,065	$694,707
As at December 31, 2023	$541,913	$17,000	$83,896	$642,809

Schedule of Finite Life Intangible Assets	The finite life intangible assets are summarized below.
	Revenue backlog	Customer relationships	Customer contracts	Transponder rights	Concession rights	Software	Other	Total finite life intangible assets
Cost as at January 1, 2022	$223,664	$194,526	$12,618	$16,718	$21,077	$1,193	$59	$469,855
Additions	—	—	—	—	71	—	—	71
Impact of foreign exchange	—	201	—	—	2,720	—	—	2,921
Cost as at December 31, 2022	223,664	194,727	12,618	16,718	23,868	1,193	59	472,847
Additions	—	—	—	—	56	—	—	56
Impact of foreign exchange	—	(68)	—	—	1,575	—	—	1,507
Cost as at December 31, 2023	$223,664	$194,659	$12,618	$16,718	$25,499	$1,193	$59	$474,410
Accumulated amortization and impairment as at January 1, 2022	$(214,571)	$(147,772)	$(8,390)	$(15,100)	$(8,434)	$(119)	$(47)	$(394,433)
Amortization	(4,375)	(6,872)	(844)	(1,079)	(1,568)	(238)	(3)	(14,979)
Impact of foreign exchange	—	(153)	—	—	(1,111)	—	—	(1,264)
Accumulated amortization and impairment as at December 31, 2022	(218,946)	(154,797)	(9,234)	(16,179)	(11,113)	(357)	(50)	(410,676)
Amortization	(2,916)	(6,879)	(845)	(539)	(1,672)	(239)	(3)	(13,093)
Impact of foreign exchange	—	57	—	—	(751)	—	—	(694)
Accumulated amortization and impairment as at December 31, 2023	$(221,862)	$(161,619)	$(10,079)	$(16,718)	$(13,536)	$(596)	$(53)	$(424,463)
Net carrying values
As at December 31, 2022	$4,718	$39,930	$3,384	$539	$12,755	$836	$9	$62,171
As at December 31, 2023	$1,802	$33,040	$2,539	$—	$11,963	$597	$6	$49,947

Schedule of Indefinite and Finite Life Intangible Assets	The total combined indefinite and finite life intangible assets are summarized below.
	As at December 31, 2023			As at December 31, 2022
	Cost	Accumulated amortization and impairment	Net carrying value	Cost	Accumulated amortization and impairment	Net carrying value
Indefinite life intangibles	$709,689	$(66,880)	$642,809	$695,807	$(1,100)	$694,707
Finite life intangibles	474,410	(424,463)	49,947	472,847	(410,676)	62,171
Total intangibles	$1,184,099	$(491,343)	$692,756	$1,168,654	$(411,776)	$756,878

Schedule of Remaining Useful Lives of the Intangible Assets	The following are the remaining useful lives of the intangible assets:
Years
Revenue backlog	1
Customer relationships	3 to 5
Customer contracts	3
Concession rights	1 to 14
Software	2
Patent	2

Schedule of Discount Rates	Discount rates reflect management’s estimates of the specific risks. Management uses a weighted average cost of capital as a discount rate. The discount rates used was the following:
	2023	2022
GEO royalties	9.5%	9.0%
LEO royalties	Midpoint between 15% and 20%	Midpoint between 15% and 20%

Schedule of Long-Term Growth Rate	Growth rate assumptions used to extrapolate the cash flows beyond the business planning period are based on commercial experience and the expectations for the development of the markets which they serve. The long-term growth rate was the following:
	2023	2022
GEO	—%	—%
LEO	2.0%	2.0%